Common Stock Issued for Domain Name	9 Months Ended
Sep. 30, 2013
Common Stock Issued For Domain Name [Abstract]
Common Stock Issued For Domain Name
13. Common Stock Issued for Domain Name

On January 23, 2013, the Company issued 100,000 shares of its common stock with a fair value of $100,000 to an unrelated third party in exchange for the AYI.com domain name.  For the nine months ended September 30, 2013, $100,000 was recorded to fixed assets and intangible assets for the new domain name, and $100 and $99,900 were recorded to common stock and additional paid-in capital, respectively, on the Company’s Condensed Consolidated Balance Sheets.